Transamerica Core Bond

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 35.7%
Aerospace & Defense - 1.0%
Boeing Co.
3.50%, 03/01/2039	$ 2,319,000	$ 1,901,828
5.81%, 05/01/2050	696,000	687,409
6.53%, 05/01/2034	3,849,000	4,257,939
6.86%, 05/01/2054	1,578,000	1,779,338
General Electric Co.
4.13%, 10/09/2042	1,735,000	1,479,157
4.30%, 07/29/2030	2,140,000	2,154,564
4.50%, 03/11/2044	2,189,000	1,974,266
HEICO Corp.
5.35%, 08/01/2033	3,008,000	3,108,827
		17,343,328
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	1,988,000	1,857,484
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,225,000	2,218,689
		4,076,173
Automobiles - 0.8%
Ford Motor Credit Co. LLC
5.75%, 04/06/2033	1,992,000	2,010,571
General Motors Co.
6.25%, 10/02/2043	922,000	940,571
General Motors Financial Co., Inc.
4.60%, 01/08/2031	2,490,000	2,490,792
6.15%, 07/15/2035	1,735,000	1,835,721
Hyundai Capital America
5.40%, 06/23/2032 (A)	4,233,000	4,395,324
Volkswagen Group of America Finance LLC
4.85%, 09/11/2030 (A)	2,668,000	2,690,667
		14,363,646
Banks - 5.6%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	2,400,000	2,438,321
Bank of America Corp.
Fixed until 05/09/2035, 5.46% (B), 05/09/2036	4,869,000	5,036,874
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	9,016,000	9,402,860
Barclays PLC
Fixed until 02/25/2035, 5.79% (B), 02/25/2036	1,602,000	1,669,378
CaixaBank SA
Fixed until 09/13/2033, 6.84% (B), 09/13/2034 (A)	6,634,000	7,395,094
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (B), 01/13/2031	1,628,000	1,679,977
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	1,395,000	1,477,001
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG
Fixed until 12/10/2030, 4.47% (B), 12/10/2031	$ 2,734,000	$ 2,730,959
Fifth Third Bancorp
Fixed until 01/29/2036, 5.14% (B), 01/29/2037	4,007,000	3,979,485
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (B), 03/12/2031	3,779,000	3,834,414
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	4,206,000	3,800,877
Fixed until 01/21/2036, 5.07% (B), 01/21/2037	2,777,000	2,765,094
Fixed until 02/02/2036, 5.39% (B), 02/02/2041 (C)	3,926,000	3,889,393
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	2,609,000	3,097,017
JPMorgan Chase & Co.
Fixed until 01/22/2036, 4.90% (B), 01/22/2037	4,638,000	4,602,711
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	3,491,000	3,579,529
Fixed until 02/05/2036, 5.19% (B), 02/05/2037 (C)	3,770,000	3,754,564
Fixed until 10/23/2028, 6.09% (B), 10/23/2029	1,485,000	1,560,860
M&T Bank Corp.
Fixed until 10/30/2028, 7.41% (B), 10/30/2029	1,403,000	1,520,827
Morgan Stanley
Fixed until 01/30/2036, 5.07% (B), 01/30/2037 (C)	5,352,000	5,327,120
Fixed until 01/18/2036, 5.31% (B), 01/18/2041	1,683,000	1,662,372
Fixed until 04/18/2029, 5.66% (B), 04/18/2030	6,042,000	6,291,696
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (B), 03/01/2035	3,830,000	4,043,605
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (B), 01/25/2041	2,191,000	2,188,965
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	1,653,000	1,766,836
UBS Group AG
Fixed until 09/23/2030, 4.40% (B), 09/23/2031 (A)	2,273,000	2,261,698
Wells Fargo & Co.
Fixed until 01/23/2036, 4.96% (B), 01/23/2037	3,207,000	3,180,810
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	3,036,000	3,136,673
		98,075,010
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,669,000	2,296,067
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Constellation Brands, Inc.
4.95%, 11/01/2035	$ 2,172,000	$ 2,146,019
		4,442,086
Biotechnology - 0.6%
Amgen, Inc.
2.80%, 08/15/2041	1,754,000	1,281,376
5.60%, 03/02/2043	1,516,000	1,527,318
CSL Finance PLC
4.63%, 04/27/2042 (A)	1,755,000	1,584,643
Gilead Sciences, Inc.
5.10%, 06/15/2035	2,852,000	2,915,654
Royalty Pharma PLC
2.20%, 09/02/2030	1,832,000	1,666,457
5.20%, 09/25/2035	1,948,000	1,958,142
		10,933,590
Building Products - 0.5%
Amrize Finance U.S. LLC
4.75%, 09/22/2046	799,000	708,974
5.40%, 04/07/2035	1,849,000	1,912,467
Carlisle Cos., Inc.
5.25%, 09/15/2035	1,155,000	1,176,208
Owens Corning
4.30%, 07/15/2047	2,665,000	2,184,232
Vulcan Materials Co.
5.35%, 12/01/2034	2,156,000	2,228,163
		8,210,044
Capital Markets - 0.1%
Ares Capital Corp.
5.25%, 04/12/2031	2,518,000	2,479,596
Chemicals - 0.5%
LYB International Finance III LLC
5.13%, 01/15/2031	622,000	625,240
Mosaic Co.
4.60%, 11/15/2030	1,801,000	1,805,908
Nutrien Ltd.
4.90%, 03/27/2028	1,903,000	1,937,204
OCP SA
6.75%, 05/02/2034 (A)	2,093,000	2,239,807
Westlake Corp.
5.55%, 11/15/2035	2,145,000	2,137,186
		8,745,345
Commercial Services & Supplies - 1.0%
ADT Security Corp.
4.13%, 08/01/2029 (A)	1,958,000	1,907,647
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	2,700,000	2,790,681
Element Fleet Management Corp.
5.04%, 03/25/2030 (A)	4,663,000	4,764,211
Herc Holdings, Inc.
7.00%, 06/15/2030 (A)	1,663,000	1,745,423
Quanta Services, Inc.
2.90%, 10/01/2030	2,647,000	2,481,287
5.25%, 08/09/2034	629,000	643,903
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	$ 1,133,000	$ 1,127,811
Veralto Corp.
5.45%, 09/18/2033	1,710,000	1,777,408
		17,238,371
Communications Equipment - 0.9%
America Movil SAB de CV
4.38%, 07/16/2042	2,100,000	1,828,448
NTT Finance Corp.
4.62%, 07/16/2028 (A)	2,043,000	2,069,832
Orange SA
4.75%, 01/13/2033 (A)	1,766,000	1,761,852
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,683,000	2,562,634
3.88%, 04/15/2030	2,406,000	2,364,770
5.00%, 02/15/2036	1,843,000	1,824,239
Verizon Communications, Inc.
2.99%, 10/30/2056	4,629,000	2,746,891
4.75%, 01/15/2033	1,009,000	1,009,275
		16,167,941
Construction & Engineering - 0.1%
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	2,021,000	2,085,874
Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	3,054,000	2,682,469
Lowe's Cos., Inc.
3.75%, 04/01/2032	3,993,000	3,829,976
		6,512,445
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	1,751,000	1,832,436
Diversified REITs - 1.3%
American Tower Trust #1
3.65%, 03/15/2048 (A)	2,395,000	2,373,797
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	3,272,000	3,278,086
Safehold GL Holdings LLC
6.10%, 04/01/2034	2,189,000	2,326,990
SBA Tower Trust
1.63%, 05/15/2051 (A)	5,961,000	5,847,426
VICI Properties LP
4.95%, 02/15/2030	3,345,000	3,385,638
Weyerhaeuser Co.
4.00%, 04/15/2030	3,034,000	2,989,244
WP Carey, Inc.
5.38%, 06/30/2034	2,367,000	2,435,416
		22,636,597
Electric Utilities - 1.9%
Black Hills Corp.
4.55%, 01/31/2031	1,382,000	1,381,184
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	$ 3,244,339	$ 3,328,454
CMS Energy Corp.
4.88%, 03/01/2044	694,000	620,801
Constellation Energy Generation LLC
5.88%, 01/15/2066	1,793,000	1,749,184
DTE Electric Co.
4.30%, 07/01/2044	5,187,000	4,458,856
Duke Energy Corp.
3.75%, 09/01/2046	4,164,000	3,157,155
4.95%, 09/15/2035	4,181,000	4,144,545
Duke Energy Progress LLC
3.60%, 09/15/2047	1,939,000	1,450,839
NRG Energy, Inc.
6.00%, 02/01/2033 (A)	641,000	653,300
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,121,000	1,917,776
Southern Power Co.
4.25%, 10/01/2030	1,320,000	1,316,622
Vistra Operations Co. LLC
5.25%, 10/15/2035 (A)	4,358,000	4,314,831
5.35%, 01/31/2036 (A)	3,191,000	3,173,831
6.88%, 04/15/2032 (A)	2,225,000	2,337,897
		34,005,275
Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc.
5.88%, 04/10/2034	1,923,000	2,002,695
Hubbell, Inc.
4.80%, 11/15/2035	3,282,000	3,246,889
Keysight Technologies, Inc.
4.95%, 10/15/2034	1,211,000	1,218,056
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	1,965,000	1,921,443
Tyco Electronics Group SA
5.00%, 05/09/2035	3,353,000	3,385,159
		11,774,242
Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.75%, 01/15/2033	3,749,000	3,712,691
4.95%, 09/10/2034	1,115,000	1,107,619
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (B), 05/15/2029	786,000	807,081
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (A)	4,309,000	4,477,353
Blackstone Reg Finance Co. LLC
4.95%, 02/15/2036	1,363,000	1,348,090
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (B), 09/11/2036	4,088,000	4,031,056
Fixed until 01/30/2036, 5.40% (B), 01/30/2037 (C)	2,025,000	2,021,303
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Capital One Financial Corp. (continued)
Fixed until 07/26/2034, 5.88% (B), 07/26/2035	$ 4,314,000	$ 4,499,820
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	484,000	501,102
Citadel Finance LLC
5.90%, 02/10/2030 (A)	3,466,000	3,548,066
LPL Holdings, Inc.
5.70%, 05/20/2027	1,474,000	1,501,254
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	2,120,000	2,170,475
UWM Holdings LLC
6.25%, 03/15/2031 (A)	2,362,000	2,347,078
		32,072,988
Food Products - 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.50%, 03/31/2031 (A)	209,000	209,370
5.75%, 03/31/2034 (A)(C)	3,236,000	3,182,521
6.25%, 03/15/2033 (A)	416,000	424,778
BAT Capital Corp.
4.63%, 03/22/2033	2,480,000	2,457,286
5.63%, 08/15/2035	3,988,000	4,141,336
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	4,075,000	4,134,356
Cargill, Inc.
5.13%, 02/11/2035 (A)	2,503,000	2,570,361
Imperial Brands Finance PLC
5.63%, 07/01/2035 (A)	3,370,000	3,446,245
J.M. Smucker Co.
6.50%, 11/15/2043	1,116,000	1,201,141
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	4,216,000	4,278,945
Kroger Co.
5.00%, 09/15/2034	1,802,000	1,803,640
Philip Morris International, Inc.
4.63%, 10/29/2035	4,201,000	4,102,700
Pilgrim's Pride Corp.
6.88%, 05/15/2034	2,135,000	2,361,805
Sysco Corp.
5.40%, 03/23/2035	1,773,000	1,834,602
		36,149,086
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	871,000	876,949
Baxter International, Inc.
5.65%, 12/15/2035	2,151,000	2,169,273
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	1,527,000	1,558,168
4.95%, 12/15/2035	1,098,000	1,089,045
		5,693,435
Health Care Providers & Services - 1.2%
Centene Corp.
3.38%, 02/15/2030	2,033,000	1,875,506
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Cigna Group
2.40%, 03/15/2030	$ 1,671,000	$ 1,555,051
5.25%, 01/15/2036	2,911,000	2,951,581
Elevance Health, Inc.
5.70%, 09/15/2055	1,972,000	1,921,091
HCA, Inc.
4.90%, 11/15/2035	3,408,000	3,346,987
6.00%, 04/01/2054	2,334,000	2,315,461
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,100,000	1,062,521
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	3,234,000	3,193,265
UnitedHealth Group, Inc.
5.15%, 07/15/2034	1,920,000	1,958,833
		20,180,296
Health Care REITs - 0.2%
Healthpeak OP LLC
4.75%, 01/15/2033	4,217,000	4,198,491
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.
5.75%, 08/01/2032 (A)	1,414,000	1,452,212
6.13%, 02/15/2033 (A)	1,946,000	2,001,866
Hyatt Hotels Corp.
5.40%, 12/15/2035	2,062,000	2,066,846
MGM Resorts International
6.13%, 09/15/2029	3,144,000	3,215,699
Royal Caribbean Cruises Ltd.
5.38%, 01/15/2036	2,768,000	2,773,785
		11,510,408
Household Durables - 0.1%
Whirlpool Corp.
6.13%, 06/15/2030	1,031,000	1,033,688
Insurance - 1.5%
American International Group, Inc.
5.45%, 05/07/2035	1,278,000	1,324,249
Brown & Brown, Inc.
5.25%, 06/23/2032	874,000	891,551
5.55%, 06/23/2035	3,372,000	3,450,016
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	7,344,000	7,492,343
Corebridge Financial, Inc.
5.75%, 01/15/2034	1,697,000	1,772,808
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,254,000	1,300,687
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,000,000	2,090,585
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	3,601,000	3,360,830
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	671,000	699,714
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
RGA Global Funding
5.05%, 12/06/2031 (A)	$ 4,215,000	$ 4,287,851
		26,670,634
Internet & Catalog Retail - 0.6%
AppLovin Corp.
5.50%, 12/01/2034	2,593,000	2,654,708
Expedia Group, Inc.
5.40%, 02/15/2035	3,447,000	3,520,558
Meta Platforms, Inc.
4.20%, 11/15/2030	3,506,000	3,499,702
Uber Technologies, Inc.
4.80%, 09/15/2034	1,356,000	1,348,869
		11,023,837
IT Services - 0.4%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	570,000	545,395
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	2,744,000	2,685,387
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	3,582,000	3,527,333
		6,758,115
Machinery - 0.5%
Eaton Capital ULC
4.45%, 05/09/2030	1,379,000	1,390,002
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	5,383,000	5,112,231
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,200,000	2,278,536
		8,780,769
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	2,295,000	1,739,130
Comcast Corp.
2.94%, 11/01/2056	1,032,000	581,670
NBCUniversal Media LLC
4.45%, 01/15/2043	2,137,000	1,817,382
		4,138,182
Metals & Mining - 0.5%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	3,182,000	3,200,354
ArcelorMittal SA
6.55%, 11/29/2027	3,782,000	3,936,089
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,582,000	2,338,848
		9,475,291
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	1,423,000	1,462,643
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Office REITs - 0.1%
Boston Properties LP
5.75%, 01/15/2035 (D)	$ 2,047,000	$ 2,094,866
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy Partners LP
5.95%, 06/30/2033	4,010,000	4,248,560
Diamondback Energy, Inc.
5.40%, 04/18/2034	3,192,000	3,268,822
Ecopetrol SA
7.75%, 02/01/2032	1,496,000	1,536,165
Enbridge, Inc.
4.90%, 06/20/2030	1,907,000	1,947,058
5.63%, 04/05/2034	3,190,000	3,321,736
Energy Transfer LP
5.15%, 03/15/2045	1,064,000	946,277
5.55%, 02/15/2028	857,000	881,373
5.95%, 10/01/2043	824,000	816,712
EQT Corp.
6.38%, 04/01/2029	1,216,000	1,258,350
Equinor ASA
4.75%, 11/14/2035	5,067,000	5,029,908
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,972,000	2,043,474
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (A)	1,518,000	1,552,963
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,923,000	1,990,313
ONEOK, Inc.
6.10%, 11/15/2032	3,739,000	3,999,212
Ovintiv, Inc.
6.50%, 08/15/2034	2,888,000	3,109,177
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	3,189,004
7.69%, 01/23/2050	641,000	576,657
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (A)	3,337,000	3,407,082
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,840,000	1,843,701
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (A)(C)	3,493,000	3,437,769
Sunoco LP
5.63%, 03/15/2031 (A)	557,000	560,414
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	3,762,000	3,762,759
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036 (A)	2,495,000	2,504,389
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (A)	4,089,000	4,559,656
Western Midstream Operating LP
6.15%, 04/01/2033	2,637,000	2,786,925
Williams Cos., Inc.
5.40%, 03/04/2044	698,000	670,744
		63,249,200
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
4.95%, 06/30/2032 (A)	1,697,000	1,745,982
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Passenger Airlines - 0.3%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	$ 131	$ 128
Southwest Airlines Co.
4.38%, 11/15/2028	3,656,000	3,675,599
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,832,913	1,828,712
		5,504,439
Pharmaceuticals - 1.2%
Bayer U.S. Finance II LLC
5.50%, 07/30/2035 (A)	2,743,000	2,783,927
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,129,000	1,102,918
CVS Health Corp.
5.45%, 09/15/2035	3,368,000	3,426,854
6.00%, 06/01/2044	2,614,000	2,620,330
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	3,638,000	3,807,698
Merck & Co., Inc.
5.00%, 05/17/2053	1,087,000	993,221
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	2,319,000	2,228,622
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	2,965,000	3,001,682
Viatris, Inc.
2.30%, 06/22/2027	1,401,000	1,364,298
		21,329,550
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	2,961,000	3,031,353
Retail REITs - 0.2%
NNN REIT, Inc.
4.60%, 02/15/2031	4,044,000	4,070,519
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc.
3.14%, 11/15/2035 (A)	3,062,000	2,633,140
4.95%, 01/15/2036	2,790,000	2,787,211
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	2,528,000	2,613,106
5.90%, 01/25/2033 (A)	2,594,000	2,720,713
Intel Corp.
4.80%, 10/01/2041	2,563,000	2,300,308
Kioxia Holdings Corp.
6.25%, 07/24/2030 (A)	4,949,000	5,112,624
Microchip Technology, Inc.
5.05%, 03/15/2029	2,816,000	2,881,518
Micron Technology, Inc.
5.30%, 01/15/2031	3,014,000	3,130,422
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	1,240,000	822,118
5.25%, 08/19/2035	2,931,000	2,964,825
QUALCOMM, Inc.
3.25%, 05/20/2050	1,824,000	1,258,146
		29,224,131
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.9%
Fair Isaac Corp.
6.00%, 05/15/2033 (A)	$ 1,071,000	$ 1,091,279
Fiserv, Inc.
5.45%, 03/02/2028	2,134,000	2,187,112
Intuit, Inc.
5.50%, 09/15/2053	1,146,000	1,106,062
Oracle Corp.
5.88%, 09/26/2045	2,200,000	1,977,993
5.95%, 09/26/2055	849,000	748,626
6.90%, 11/09/2052	2,702,000	2,650,588
Roper Technologies, Inc.
4.90%, 10/15/2034	2,531,000	2,513,083
Synopsys, Inc.
5.15%, 04/01/2035	1,688,000	1,711,049
5.70%, 04/01/2055	1,209,000	1,192,309
		15,178,101
Specialized REITs - 0.2%
Extra Space Storage LP
5.40%, 06/15/2035	3,468,000	3,540,577
Transportation Infrastructure - 1.0%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (A)	3,563,000	3,583,717
Canadian Pacific Railway Co.
2.45%, 12/02/2031	5,648,000	5,080,353
Fedex Freight Holding Co., Inc.
5.25%, 03/15/2036 (A)	1,546,000	1,531,855
GXO Logistics, Inc.
2.65%, 07/15/2031	3,784,000	3,416,208
6.50%, 05/06/2034	1,701,000	1,832,175
United Parcel Service, Inc.
5.25%, 05/14/2035	1,778,000	1,841,936
		17,286,244
Total Corporate Debt Securities (Cost $618,346,812)		626,324,824
U.S. GOVERNMENT OBLIGATIONS - 25.6%
U.S. Treasury - 23.4%
U.S. Treasury Bonds
1.25%, 05/15/2050	5,698,300	2,720,493
1.38%, 11/15/2040	2,092,700	1,353,715
1.88%, 11/15/2051	3,625,000	1,996,016
2.00%, 02/15/2050	6,871,000	4,016,583
2.25%, 08/15/2046 - 02/15/2052	7,473,000	4,698,464
2.38%, 05/15/2051	8,091,000	5,079,631
2.50%, 02/15/2045 - 05/15/2046	16,947,600	11,755,005
2.75%, 08/15/2047 - 11/15/2047	16,156,000	11,485,108
2.88%, 05/15/2049	4,242,500	3,031,896
3.00%, 08/15/2048 - 08/15/2052	20,288,400	14,668,827
3.13%, 05/15/2048	6,559,000	4,964,087
3.63%, 02/15/2044 - 05/15/2053	11,446,500	9,390,387
4.00%, 11/15/2052	5,195,000	4,484,949
4.13%, 08/15/2053	3,453,000	3,042,147
4.25%, 02/15/2054 - 08/15/2054	6,245,600	5,618,017
4.50%, 11/15/2054	4,260,000	3,996,579
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
4.63%, 05/15/2044 - 11/15/2055	$ 19,044,000	$ 18,299,618
4.75%, 02/15/2045 - 08/15/2055	18,289,800	17,931,023
5.00%, 05/15/2045	4,408,000	4,504,425
5.25%, 02/15/2029	945,100	991,284
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	41,155,000	35,919,565
1.13%, 10/31/2026	10,532,000	10,340,202
1.25%, 12/31/2026 - 08/15/2031	16,398,000	15,249,497
1.50%, 08/15/2026 - 02/15/2030	20,012,000	19,309,614
1.63%, 05/15/2031	7,182,900	6,425,048
1.88%, 02/15/2032	3,951,000	3,514,847
2.63%, 02/15/2029	8,833,400	8,582,890
2.75%, 02/15/2028	9,463,000	9,315,880
2.88%, 05/15/2032	6,489,000	6,097,379
3.13%, 08/31/2027	6,623,000	6,581,606
3.50%, 01/31/2028	6,854,000	6,849,449
3.63%, 09/30/2030	11,867,000	11,787,269
3.63%, 12/31/2030 (D)	20,455,000	20,293,597
3.75%, 12/31/2030	8,594,000	8,572,851
3.88%, 11/30/2027 - 12/31/2032	21,611,100	21,639,192
4.00%, 01/15/2027 (D)	6,465,000	6,491,466
4.00%, 05/31/2030 - 11/15/2035	23,222,000	23,262,925
4.13%, 02/28/2027 - 11/15/2032	38,930,000	39,264,681
4.50%, 03/31/2026 - 05/31/2029	13,072,000	13,158,905
4.63%, 04/30/2029	3,982,000	4,100,838
		410,785,955
U.S. Treasury Inflation-Protected Securities - 2.2%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	8,386,329	6,523,192
2.50%, 01/15/2029	22,445,272	23,378,975
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	8,400,408	8,023,997
		37,926,164
Total U.S. Government Obligations (Cost $469,823,122)		448,712,119
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.2%
Federal Home Loan Mortgage Corp.
5.00%, 12/01/2035	124,282	127,367
5.50%, 04/01/2053 - 07/01/2053	12,410,916	12,620,449
6.00%, 05/01/2031	69,128	70,826
6-Month RFUCC Treasury + 1.36%,
5.98% (B), 05/01/2037	7,023	7,147
1-Year RFUCC Treasury + 1.75%,
6.00% (B), 12/01/2034	3,982	4,102
6-Month RFUCC Treasury + 1.57%,
6.03% (B), 04/01/2037	8,917	9,093
6.32% (B), 02/01/2037	1,391	1,416
1-Year RFUCC Treasury + 1.66%,
6.18% (B), 01/01/2038	38,878	40,107
1-Year RFUCC Treasury + 1.73%,
6.48% (B), 09/01/2035	94,072	97,303
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6-Month RFUCC Treasury + 2.12%,
6.48% (B), 05/01/2037	$ 3,637	$ 3,640
1-Year RFUCC Treasury + 1.81%,
6.56% (B), 09/01/2037	5,891	6,112
1-Year RFUCC Treasury + 1.90%,
6.78% (B), 02/01/2041	8,017	8,283
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	245,152	242,728
4.50%, 08/01/2052	9,856,557	9,695,799
5.00%, 04/01/2039 - 02/01/2054	45,323,990	45,586,328
5.50%, 04/01/2036 - 03/01/2053	10,963,964	11,196,550
6.00%, 02/01/2034 - 06/01/2054	10,921,469	11,230,321
6.50%, 06/01/2038 - 05/01/2040	531,105	563,794
6-Month RFUCC Treasury + 0.92%,
5.49% (B), 08/01/2037	335	337
6-Month RFUCC Treasury + 1.52%,
5.93% (B), 01/01/2035	1,944	2,019
1-Year RFUCC Treasury + 1.75%,
6.54% (B), 08/01/2035	9,719	10,035
6.63% (B), 03/01/2041	6,847	7,076
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (B), 02/16/2053	1,837,642	27,310
Tennessee Valley Authority
5.88%, 04/01/2036	2,768,000	3,078,514
Uniform Mortgage-Backed Security, TBA
2.00%, 02/01/2041 - 02/01/2056 (C)	36,053,000	30,168,710
2.50%, 02/01/2041 - 02/01/2056 (C)	89,687,000	76,675,792
3.00%, 02/01/2041 - 02/01/2056 (C)	66,225,000	59,063,887
3.50%, 02/01/2040 - 02/01/2056 (C)	34,014,000	31,811,016
4.00%, 02/01/2056 (C)	36,529,000	34,882,660
4.50%, 02/01/2056 (C)	35,368,000	34,647,083
5.00%, 02/01/2056 (C)	13,956,000	13,952,155
5.50%, 02/01/2056 (C)	31,728,000	32,169,353
6.00%, 02/01/2056 (C)	15,407,000	15,776,451
Total U.S. Government Agency Obligations (Cost $422,702,162)		423,783,763
MORTGAGE-BACKED SECURITIES - 6.7%
Alternative Loan Trust
Series 2005-36, Class 2A1A, 1-Month Term SOFR + 0.73%, 4.41% (B), 08/25/2035	216,826	203,566
Series 2005-50CB, Class 1A1, 5.50%, 11/25/2035	327,279	266,969
Series 2005-51, Class 3A3A, 1-Month Term SOFR + 0.75%, 4.43% (B), 11/20/2035	264,570	239,937
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	4,508,183	1,523,251
Series 2007-5CB, Class 1A31, 5.50%, 04/25/2037	639,197	281,361
Bank5
Series 2025-5YR19, Class A3, 5.27%, 12/15/2058	4,115,000	4,255,584
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2, 5.22% (B), 11/25/2034	$ 19,089	$ 18,380
Benchmark Mortgage Trust
Series 2025-V18, Class A3, 5.18%, 10/15/2058	6,300,000	6,494,771
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	2,210,138	2,237,186
BX Trust
Series 2025-ARIA, Class A, 5.03% (B), 12/13/2042 (A)	3,798,000	3,862,493
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1, 6.12% (B), 02/25/2034	3,607	3,620
Series 2005-3, Class 1A2, 1-Month Term SOFR + 0.69%, 4.37% (B), 04/25/2035	45,100	43,451
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	3,216,118	2,983,301
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	135,790	133,562
Series 2015-PS1, Class A1, 3.75% (B), 09/25/2042 (A)	107,187	104,671
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	307,406	303,681
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	2,147,364	2,171,121
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.00% (B), 11/25/2070 (A)	4,376,706	4,397,460
CSMC Trust
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	2,721,547	2,481,867
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.76% (B), 11/13/2042 (A)	1,765,000	1,761,490
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (B), 10/25/2070 (A)	3,827,100	3,835,843
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 3.87% (B), 03/18/2035	2,218	2,004
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (B), 01/13/2040 (A)	5,150,000	5,337,933
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 4.59% (B), 10/25/2034	973	971
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.37% (B), 08/25/2037	239,839	167,386
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1, 5.25% (B), 02/25/2034	9,755	8,929
Series 2006-S3, Class 1A12, 6.50%, 08/25/2036	150,014	48,570
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	$ 3,989,042	$ 3,848,549
Series 2020-1MW, Class B, 2.34% (B), 09/10/2039 (A)	5,024,000	4,849,822
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1, 5.52% (B), 11/25/2035 (A)	130,036	53,227
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 4.43% (B), 10/25/2028	812	799
Series 2004-A1, Class 2A1, 6.02% (B), 02/25/2034	24,443	23,271
Series 2005-A4, Class 2A2, 5.67% (B), 07/25/2035	24,256	22,554
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (B), 12/25/2052 (A)	483,349	467,167
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	193,186	189,322
Series 2014-2A, Class A3, 3.75% (B), 05/25/2054 (A)	161,581	155,942
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	537,077	520,225
Series 2015-2A, Class A1, 3.75% (B), 08/25/2055 (A)	637,428	624,750
Series 2016-2A, Class A1, 3.75% (B), 11/26/2035 (A)	561,180	548,969
Series 2016-3A, Class A1B, 3.25% (B), 09/25/2056 (A)	1,199,473	1,147,207
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	995,517	977,052
Series 2017-2A, Class A3, 4.00% (B), 03/25/2057 (A)	1,174,323	1,148,930
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	1,621,903	1,582,096
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	837,498	815,769
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	499,233	491,493
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	4,539,782	4,437,997
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	902,910	853,739
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	801,963	765,024
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	1,202,493	1,151,466
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	2,393,032	2,395,500
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	2,571,300	2,597,549
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	960,153	971,460
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	1,726,709	1,752,954
Series 2024-NQM7, Class A1, 6.24% (B), 03/25/2064 (A)	2,910,522	2,949,170
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust (continued)
Series 2025-NQM18, Class A1, 5.06% (B), 09/25/2065 (A)	$ 5,551,061	$ 5,585,756
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	2,063,479	2,087,773
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (B), 11/25/2055 (A)	4,646,259	4,678,021
RALI Trust
Series 2007-QO4, Class A1A, 1-Month Term SOFR + 0.49%, 4.17% (B), 05/25/2047	215,394	202,006
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1, 4.11% (B), 07/25/2035	169,693	84,897
Series 2007-3, Class 3A1, 4.82% (B), 04/25/2047	452,540	168,366
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 4.49% (B), 01/19/2034	6,101	5,875
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	469,745	462,361
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	600,899	593,387
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	371,430	369,381
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	1,666,004	1,591,894
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	4,243,266	4,144,339
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	5,797,612	5,604,474
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	1,917,495	1,757,225
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	2,425,985	2,286,752
Series 2022-4, Class A1, 3.75%, 09/25/2062 (A)	4,353,709	4,191,313
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	5,587,574	5,428,357
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A, 1-Month Term SOFR + 0.69%, 4.37% (B), 07/25/2045	14,094	13,576
Total Mortgage-Backed Securities (Cost $119,595,570)		117,767,114
ASSET-BACKED SECURITIES - 5.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	1,279,576	1,287,231
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	289,305	271,447
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	$ 1,935,000	$ 1,981,730
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	3,469,000	3,581,388
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (A)	5,170,000	5,184,279
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	2,264,875	2,307,561
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	5,200,000	5,243,183
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.06% (B), 10/15/2037 (A)	4,000,000	4,011,580
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	5,315,000	5,374,759
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3, 4.14%, 12/17/2029 (A)	8,951,000	8,984,710
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	866,715	885,990
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	1,311,545	1,337,992
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	3,343,280	3,352,251
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	2,552,184	2,599,824
Series 2025-B, Class A, 4.51%, 05/15/2045 (A)	2,475,659	2,474,843
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.13% (B), 10/20/2034 (A)	7,305,000	7,318,580
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	83,553	83,287
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (A)	123,712	123,077
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (A)	689,300	634,301
MVW LLC
Series 2022-1A, Class A, 4.15%, 11/21/2039 (A)	2,329,056	2,320,214
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	1,938,201	1,957,593
Series 2025-2A, Class A, 4.48%, 10/20/2044 (A)	5,376,487	5,374,080
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (A)	4,335,000	4,361,838
	Principal	Value
ASSET-BACKED SECURITIES (continued)
RAAC Trust
Series 2007-RP4, Class A, 1-Month Term SOFR + 0.46%, 4.49% (B), 11/25/2046 (A)	$ 307,591	$ 287,113
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	3,800,000	3,886,729
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	1,756,533	1,779,319
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	1,086,001	1,113,602
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	1,707,157	1,764,180
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	2,428,152	2,453,318
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	947,101	952,209
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	1,371,720	1,379,165
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (A)	5,880,000	5,833,202
Total Asset-Backed Securities (Cost $89,747,668)		90,500,575
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Colombia - 0.2%
Colombia Government International Bonds
7.75%, 11/07/2036	2,528,000	2,641,002
Dominican Republic - 0.3%
Dominican Republic International Bonds
6.60%, 06/01/2036 (A)	4,856,000	5,072,092
Israel - 0.1%
Israel Government International Bonds
5.00%, 01/13/2036	2,420,000	2,383,112
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	2,481,000	2,451,352
Panama - 0.1%
Panama Government International Bonds
3.88%, 03/17/2028	735,000	721,255
Peru - 0.1%
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)	1,705,000	1,758,614
Total Foreign Government Obligations (Cost $14,742,144)		15,027,427
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% *
Georgia - 0.0% *
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	$ 260,000	$ 280,810
Total Municipal Government Obligation (Cost $304,073)		280,810
COMMERCIAL PAPER - 15.9%
Banks - 3.9%
DBS Bank Ltd.
3.80% (E), 04/09/2026 (A)	17,250,000	17,126,430
DNB Bank ASA
3.71% (E), 04/29/2026 (A)	17,000,000	16,846,359
Sheffield Receivables Co. LLC
4.10% (E), 02/19/2026 (A)	18,000,000	17,962,716
Toronto-Dominion Bank
3.91% (E), 03/19/2026 (A)	17,000,000	16,914,917
		68,850,422
Capital Markets - 2.0%
Lexington Parker Capital Co. LLC
3.88% (E), 04/22/2026 (A)	11,500,000	11,400,985
Ridgefield Funding Co. LLC
3.92% (E), 03/18/2026 (A)	6,700,000	6,667,297
Verto Capital I Compartment A
4.06% (E), 03/04/2026 (A)	17,500,000	17,438,047
		35,506,329
Financial Services - 10.0%
Alinghi Funding Co. LLC
3.84% (E), 04/28/2026 (A)	17,000,000	16,846,162
Anglesea Funding LLC
4.02% (E), 02/10/2026 (A)	8,100,000	8,090,845
Cancara Asset Securitisation LLC
4.04% (E), 02/20/2026	3,000,000	2,993,454
Chariot Funding LLC
4.04% (E), 02/09/2026 (A)	13,000,000	12,986,652
Columbia Funding Co. LLC
4.11% (E), 03/17/2026 (A)	15,000,000	14,928,330
Concord Minutemen Capital Co. LLC
4.07% (E), 03/11/2026 (A)	13,500,000	13,443,200
Glencove Funding LLC
4.00% (E), 03/03/2026 (A)	11,200,000	11,162,853
GTA Funding LLC
4.09% (E), 02/18/2026 (A)	10,000,000	9,980,387
Liberty Street Funding LLC
4.03% (E), 02/09/2026 (A)	16,840,000	16,822,709
LMA-Americas LLC
4.08% (E), 02/05/2026 (A)	6,500,000	6,496,006
Longship Funding LLC
3.93% (E), 03/09/2026 (A)	8,000,000	7,968,581
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Mainbeach Funding LLC
4.08% (E), 03/02/2026 (A)	$ 13,700,000	$ 13,655,745
Ranger Funding Co. LLC
4.14% (E), 03/12/2026 (A)	6,400,000	6,372,759
Versailles Commercial Paper LLC
3.85% (E), 04/06/2026	3,150,000	3,128,240
3.87% (E), 04/06/2026	13,500,000	13,406,742
Victory Receivables Corp.
3.80% (E), 04/09/2026 (A)	750,000	744,638
3.91% (E), 03/13/2026 (A)	6,000,000	5,973,750
4.02% (E), 02/20/2026 (A)	9,000,000	8,980,467
		173,981,520
Total Commercial Paper (Cost $278,341,231)		278,338,271
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.7%
U.S. Treasury Bills
3.64% (E), 04/16/2026	36,382,000	36,117,075
3.82% (E), 04/09/2026	10,839,000	10,767,761
Total Short-Term U.S. Government Obligations (Cost $46,878,600)		46,884,836

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (E)	19,478,561	19,478,561
Total Other Investment Company (Cost $19,478,561)		19,478,561

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 1.35% (E), dated 01/30/2026, to be repurchased at $46,407,800 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $47,330,810.	$ 46,402,579	46,402,579
Total Repurchase Agreement (Cost $46,402,579)		46,402,579
Total Investments (Cost $2,126,362,522)		2,113,500,879
Net Other Assets (Liabilities) - (20.6)%		(361,473,287)
Net Assets - 100.0%		$ 1,752,027,592
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$626,324,824	$—	$626,324,824
U.S. Government Obligations	—	448,712,119	—	448,712,119
U.S. Government Agency Obligations	—	423,783,763	—	423,783,763
Mortgage-Backed Securities	—	117,767,114	—	117,767,114
Asset-Backed Securities	—	90,500,575	—	90,500,575
Foreign Government Obligations	—	15,027,427	—	15,027,427
Municipal Government Obligation	—	280,810	—	280,810
Commercial Paper	—	278,338,271	—	278,338,271
Short-Term U.S. Government Obligations	—	46,884,836	—	46,884,836
Other Investment Company	19,478,561	—	—	19,478,561
Repurchase Agreement	—	46,402,579	—	46,402,579
Total Investments	$19,478,561	$2,094,022,318	$—	$2,113,500,879
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $612,667,610, representing 35.0% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $19,083,826, collateralized by cash collateral of $19,478,561. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)	Rate disclosed reflects the yield at January 31, 2026.
(F)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Core Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds